Other current liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities, Current [Abstract]
Other current liabilities
11.	Other current liabilities

The following is a summary of other current liabilities as of December 31, 2017 and 2018:

	December 31, 2017 RMB	December 31, 2018 RMB
Borrowing from a third party *	19,486	-
Professional service fee	3,392	10,238
Borrowings from employees **	3,235	-
Online promotional expense payables	-	9,554
Software purchases payables	-	2,760
Tickets printing&delivery payables	-	2,450
Advertising expenses	1,333	8,611
Interests payable	514	-
Others	1,087	2,813
Total	29,047	36,426

*	In 2016, the Group obtained an interest free loan of RMB32.5 million from a third party who has a close relationship with Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Company. As this loan was obtained via the CEO, the Group had accounted for the imputed interest at 5% per annum based on a rate within the range of the Company's cost of borrowings as a deemed capital contribution on behalf of the CEO. The loan had no repayment schedule, and was fully repaid by June 18, 2018.

**	In 2017, the Group obtained loans from several employees totaling RMB3.2 million, at 4% interest rate per annum. These loans had no repayment schedule, and were fully repaid by July 2, 2018.